Adoption of new accounting standards	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Adoption of new accounting standards
5. Adoption of new accounting standards
The following standards and amendments to existing standards have been adopted by the Company commencing January 1, 2018:

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IFRS 9 ‘Financial Instruments’ – This standard was published in July 2014 and replaces the existing guidance in IAS 39, ‘Financial Instruments: Recognition and Measurement’. IFRS 9 includes revised guidance on the classification and measurement of financial instruments, including a new expected credit loss model for calculating impairment on financial assets, and new general hedge accounting requirements. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9, so the Company's accounting policy with respect to financial liabilities is substantially unchanged. The Company has changed its accounting policy with respect to the clarification of financial assets that were recognized at the date of transition, January 1, 2018. The new policy is included in note 3, section 3.7. The change did not impact the presentation or carrying value of any financial assets on the transition date.

As part of the implementation of this standard, the Company completed an assessment of its financial instruments as at January 1, 2018 in compliance with IFRS 9. The following table shows the original classification under IAS 39 and the new classification under IFRS 9:

	Original classification New classification IAS 39	New classification IFRS 9

Financial assets
Cash and cash equivalents	Amortized cost	Amortized cost
Term deposit	Amortized cost	Amortized cost
Restricted cash	Amortized cost	Amortized cost
Trade receivables	Amortized cost	Amortized cost
Settlement receivables	Embedded derivative separately identified as FVTPL	FVTPL
Marketable securities	Available-for-sale	FVTOCI
Derivatives	FVTPL	FVTPL

Financial liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Debt	Amortized cost	Amortized cost

Upon adoption of IFRS 9, the Company made an irrevocable election to classify marketable securities as FVTOCI since they are not held for trading and are held for strategic reasons.

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IFRS 15 ‘Revenue from Contracts with Customers’ – This standard introduces a single model that applies to contracts with customers and two approaches to recognising revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. The Company's revenue recognition policy under the previous standard recognized revenue when persuasive evidence of an arrangement existed, the bullion, doré, metal concentrates and iron ore had been shipped, title had passed to the purchaser, the price was fixed or determinable, and collection was reasonably assured. The Company has adopted this standard with a modified retrospective approach and has changed its accounting policy for revenue recognition. The new policy is included in note 3, section 3.19. There was no adjustment to prior periods as a result of the implementation of this standard. The Company has provided additional disclosures required by this standard in note 28 of these audited consolidated financial statements.

5. Adoption of new accounting standards (continued)

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IFRS 2 ‘Share-Based Payments’ – In June 2016, the IASB issued final amendments to this standard and clarified the classification and measurement of share-based payment transactions. These amendments deal with variations in the final settlement arrangements including:

(a) accounting for cash-settled share-based payment transactions that include a performance condition,
(b) classification of share-based payment transactions with net settlement features; and
(c) accounting for modifications of share-based payment transactions from cash-settled to equity.
At January 1, 2018, the Company adopted this standard and there was no impact on the consolidated financial statements for the year ended December 31, 2018.
The following standard and interpretation will be adopted by the Company in the annual accounting periods beginning January 1, 2019:

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IFRS 16 ‘Leases’ – This standard was published in January 2016 and replaces the existing guidance in IAS 17, ‘Leases’. IFRS 16 introduces a single accounting model for lessees and for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee will be required to recognize a right-of-use asset, representing its right to use the underlying asset, and a lease liability, representing its obligation to make lease payments. The accounting treatment for lessors will remain largely the same as under IAS 17.

The Company will adopt this standard effective January 1, 2019. Under this standard, the present value of lease commitments will be shown as a liability on the balance sheet together with an asset representing the right of use, including those leases classified as operating leases under the current standard IAS 17. This implies higher amounts of depreciation expense and interest expense on lease liabilities will be recorded in the Company’s consolidated net earnings or loss in 2019 and future years. Additionally, a corresponding reduction in G&A costs and/or production costs is expected.
The Company is in the process of completing its review and analysis of IFRS 16 and will apply IFRS 16 using the cumulative catch-up approach where the additional right-of-use assets and lease liabilities will be recorded from that date forward and will not require restatement of prior years comparative information.
The Company will provide the quantitative impact of adopting IFRS 16 in its Q1, 2019 unaudited condensed consolidated interim financial statements.

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IFRIC 23 'Uncertainty over Income Tax Treatments' – This interpretation sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The Interpretation requires an entity to determine whether uncertain tax positions are assessed separately or as a group; and assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings. If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings. If no, the entity should reflect the effect of uncertainty in determining its accounting tax position. The Interpretation is effective January 1, 2019. Entities can apply the interpretation with either full retrospective application or modified retrospective application without restatement of comparatives retrospectively or prospectively. The Company does not expect the application of the Interpretation will have a significant impact on the Company’s consolidated financial statements.

There are other new standards, amendments to standards and interpretations that have been published and are not yet effective. The Company believes they will have no material impact on its consolidated financial statements.